Notes Payable - Schedule of Future Maturities of Note Payable (Details) - Notes Payable [Member] - USD ($)	Mar. 31, 2019	Dec. 31, 2018
2019	$ 8,404,560
2020	16,707	$ 8,823,151
Thereafter	130,294	130,294
Total	$ 8,551,561	$ 8,953,445